EARNINGS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Oct. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2016	Jan. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt			$ 1,460,347	$ 1,522,900
Shares issued and loaned to affiliate		8,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued on conversion of convertible debt			62.9233		56.2596
Interest rate					5.75%
Repayments of Debt			$ 12,800	0
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate						3.25%
Repayments of Debt				165,800
Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt				$ 63,218
Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued on conversion of convertible debt			651,365	9,418,798
Long-term debt			$ 0
Repayments of Debt	$ 63,200
Debt Conversion, Converted Instrument, Amount			$ 121,000